Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Current Liabilities

Other current liabilities consisted of the following:

(in millions)	TransUnion Holding June 30, 2013	TransUnion Holding December 31, 2012
Accrued payroll	$48.0	$64.2
Accrued interest	23.0	25.8
Deferred revenue	8.6	12.5
Accrued employee benefits	7.2	10.6
Accrued liabilities	6.5	5.6
Other	14.6	10.6

Total other current liabilities	$107.9	$129.3

Other current liabilities consisted of the following:

(in millions)	TransUnion Corp Successor June 30, 2013	TransUnion Corp Successor December 31, 2012
Accrued payroll	$48.0	$64.2
Accrued interest	4.9	3.7
Deferred revenue	8.6	12.5
Accrued liabilities	6.5	5.6
Accrued employee benefits	7.2	10.6
Other	14.4	10.4

Total other current liabilities	$89.6	$107.0

Other current liabilities of TransUnion Holding consisted of the following:

(in millions)	TransUnion Holding December 31, 2012
Accrued payroll	$64.2
Accrued interest	25.8
Deferred revenue	12.5
Accrued employee benefits	10.6
Accrued liabilities	5.6
Other	10.6

Total other current liabilities	$129.3

Other current liabilities of TransUnion Corp consisted of the following:

(in millions)	TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
Accrued payroll	$64.2	$55.1
Accrued interest	3.7	5.0
Deferred revenue	12.5	13.0
Accrued liabilities	5.6	5.6
Accrued employee benefits	10.6	8.7
Other	10.4	12.8

Total other current liabilities	$107.0	$100.2